UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21413

Name of Fund:  Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of May 31, 2005
                                                Face
Industry*                                     Amount   Floating Rate Loan Interests**                                 Value
Aerospace & Defense - 2.2%           $    1,951,854    K&F Industries, Inc. Term Loan, due 11/18/2013             $   1,973,406
                                          2,101,911    MRO Acquisitions Corp. First Lien Term Loan,
                                                       due 8/27/2010                                                  2,142,635
                                                       Vought Aircraft Industries, Inc:
                                          2,933,082        Term Loan, due 12/22/2011                                  2,977,079
                                            560,000        Tranche B L/C Deposit, due 12/22/2010                        568,050
                                                                                                                  -------------
                                                                                                                      7,661,170

Automotive - 3.0%                         2,992,500    Affinia Group Tranche B Term Loan, due 11/30/2011              2,955,094
                                          1,660,870    Keystone Automotive Operations, Inc. Term Loan,
                                                       due 10/30/2009                                                 1,671,943
                                          1,700,078    NFIL Holdings Corp. Term Loan B, due 2/27/2010                 1,719,204
                                                       Tenneco Automotive, Inc.:
                                          2,896,483        Term Loan B, due 12/12/2010                                2,910,966
                                          1,272,374        Tranche B-1 Credit Linked, due 12/12/2010                  1,278,736
                                                                                                                  -------------
                                                                                                                     10,535,943

Broadcasting - 1.4%                       2,992,500    Emmis Operating Company Term Loan B, due 11/10/2011            3,010,787
                                          1,995,000    Gray Television, Inc. Term Incremental, due 6/30/2011          2,018,691
                                                                                                                  -------------
                                                                                                                      5,029,478

Cable - U.S. - 18.0%                      8,000,000    Century Cable Holdings LLC Discretionary Term Loan,
                                                       due 12/31/2009                                                 7,914,000
                                         21,090,625    Charter Communications Operating, LLC Tranche B
                                                       Term Loan, due 4/07/2011                                      20,982,768
                                          3,000,000    DIRECTV Holdings, Inc. Tranche B Term Loan,
                                                       due 4/13/2013                                                  3,008,439
                                                       Inmarsat Facility Term:
                                          2,292,136        Loan B, due 1/08/2011                                      2,303,434
                                          2,297,523        Loan C, due 1/08/2012                                      2,318,447
                                          4,937,500    Insight Midwest Holdings, LLC Term Loan B,
                                                       due 12/31/2009                                                 4,996,444
                                          2,992,500    Intelsat Ltd. Term Loan, due 7/28/2011                         3,012,699
                                          2,387,500    Mediacom Broadband Group Tranche A Term Loan,
                                                       due 3/31/2010                                                  2,368,102
                                          3,192,000    Mediacom Communications, LLC Tranche B Term Loan,
                                                       due 3/31/2013                                                  3,211,950
                                          6,947,289    PanAmSat Corp. Tranche B-1 Term Loan,
                                                       due 8/20/2011                                                  7,035,131
                                          5,000,000    SatBirds Capital Participations Second Lien Term Loan,
                                                       due 9/30/2013                                                  5,986,337
                                                                                                                  -------------
                                                                                                                     63,137,751

Chemicals - 8.1%                          1,980,000    Hercules Inc. Term Loan B, due 10/08/2010                      2,002,895
                                          6,090,310    Huntsman International, LLC Term Loan B,
                                                       due 12/31/2010                                                 6,194,351
                                                       Invista B.V. New Tranche:
                                          2,355,088        B-1 Term Loan, due 4/29/2011                               2,394,096
                                          1,021,794        B-2 Term Loan, due 4/29/2011                               1,038,718
                                            735,203    Kraton Polymers Term Loan, due 12/16/2010                        744,393
                                            992,500    Lyondell-Citgo Refining Term Loan, due 5/21/2007               1,008,008
                                          6,658,852    Nalco Co. Tranche B Term Loan, due 11/04/2010                  6,734,357
                                          1,148,293    Pinnacle Polymers (Epsilon Products) Term Loan,
                                                       due 12/15/2006                                                 1,162,453
                                          2,000,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                       due 12/10/2012                                                 2,011,608
                                          4,750,000    Wellman, Inc. Second Lien Term Loan,
                                                       due 2/10/2010                                                  4,922,187
                                                                                                                  -------------
                                                                                                                     28,213,066

Consumer - Durables - 2.0%                             Simmons Co.:
                                          4,500,000        Term Loan, due 6/19/2012                                   4,519,687
                                          2,425,586        Tranche B Term Loan, due 12/19/2011                        2,369,495
                                                                                                                  -------------
                                                                                                                      6,889,182

Consumer -                                1,795,103    American Achievement Corp. Term Loan B,
Non-Durables - 1.2%                                    due 3/22/2011                                                  1,810,810
                                          1,500,000    Burt's Bees, Inc. Term Loan, due 3/29/2011                     1,515,938
                                            969,000    Camelbak Products, LLC  First Lien Term Loan,
                                                       due 8/04/2011                                                    972,028
                                                                                                                  -------------
                                                                                                                      4,298,776

Diversified Media - 6.5%                  3,580,968    Dex Media West, Inc. Term Loan B, due 3/09/2010                3,612,549
                                          1,200,000    Freedom Communications, Inc. Tranche B Term Loan,
                                                       due 5/01/2013                                                  1,202,250
                                          4,730,000    Liberty Group Operating Term Loan B, due 2/28/2012             4,753,650
                                         10,000,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                       due 4/30/2011                                                 10,021,880
                                          1,168,692    Primedia, Inc. Term Loan B, due 6/30/2009                      1,170,153
                                          2,092,349    RH Donnelley Tranche D Term Loan, due 8/30/2011                2,109,468
                                                                                                                  -------------
                                                                                                                     22,869,950

Energy - Other - 1.1%                     2,750,000    Dresser, Inc. Term Loan Unsecured, due 2/25/2010               2,801,562
                                            978,542    Pride Offshore, Inc. Term Loan, due 7/07/2011                    992,405
                                                                                                                  -------------
                                                                                                                      3,793,967

Food & Drug - 0.2%                          755,740    Alimentation Couche-Tard, Inc. US Term Loan,
                                                       due 12/17/2010                                                   761,172

Food & Tobacco - 5.0%                     3,380,298    Constellation Brands Term Loan B, due 11/30/2011               3,396,967
                                          1,741,250    Doane Pet Care Enterprises, Inc. Term Loan,
                                                       due 11/05/2009                                                 1,776,075
                                          5,637,874    Dr. Pepper/Seven Up Bottling Group, Inc. Tranche B
                                                       Term Loan, due 12/19/2010                                      5,712,751
                                          2,953,518    Meow Mix, Inc. First Lien Term Loan, due 10/10/2009            2,962,747
                                          2,738,255    Michael Foods, Inc. Term Loan, due 11/21/2010                  2,775,906
                                            880,833    Pierre Foods, Inc. Term Loan B, due 6/30/2010                    889,091
                                                                                                                  -------------
                                                                                                                     17,513,537

Gaming - 3.6%                             1,985,000    Boyd Gaming Corp. Term Loan, due 6/30/2011                     2,001,541
                                          1,018,029    Global Cash Access LLC Term Loan B, due 3/10/2010              1,032,982
                                          1,980,037    Green Valley Ranch Gaming, LLC Term Loan,
                                                       due 12/22/2010                                                 1,994,888
                                            990,000    Isle of Capri Black Hawk LLC Term Loan C,
                                                       due 12/31/2007                                                 1,002,685
                                          1,800,000    Pinnacle Entertainment, Inc. New Term Loan B,
                                                       due 8/27/2010                                                  1,828,125
                                          1,500,000    Trump Entertainment Resorts Holdings, LP Term Loan
                                                       B-1, due 5/01/2012                                             1,519,687
                                          3,100,000    Venetian Casino Resort, LLC Term Loan B Funded,
                                                       due 6/15/2011                                                  3,123,250
                                                                                                                  -------------
                                                                                                                     12,503,158

Health Care - 5.3%                        2,786,000    Community Health Systems, Inc. Term Loan,
                                                       due 8/19/2011                                                  2,815,022
                                                       HealthSouth Corp.:
                                          1,968,750        Term Loan, due 3/08/2010                                   1,972,441
                                            531,250        Tranche B Term Loan, due 3/08/2010                           532,246
                                          4,950,000    LifePoint Hospitals, Inc. Term Loan B, due 4/15/2012           4,960,053
                                          3,750,000    Orthofix International NV Term Loan B,
                                                       due 12/15/2008                                                 3,789,844
                                            681,555    Rotech Healthcare, Inc. Term Loan B, due 3/31/2008               686,880
                                          3,648,069    Triad Hospitals Holdings, Inc. Term Loan B,
                                                       due 9/30/2008                                                  3,685,852
                                                                                                                  -------------
                                                                                                                     18,442,338

Housing - 3.9%                            2,095,291    General Growth Properties, Inc. Tranche B Term Loan,
                                                       due 11/12/2008                                                 2,110,897
                                          3,112,541    Headwaters, Inc. Term Loan B-1, due 4/30/2011                  3,156,636
                                          1,078,149    Juno Lighting, Inc. First Lien Term Loan, due 11/21/2010       1,091,625
                                          2,481,250    Nortek, Inc., Term Loan, due 8/27/2011                         2,494,897
                                          4,615,000    PGT Industries, Inc. First Lien Term Loan,
                                                       due 1/31/2009                                                  4,661,150
                                                                                                                  -------------
                                                                                                                     13,515,205

Information Technology - 2.6%             3,700,000    Fidelity National Information Solutions, Inc. Term
                                                       Loan B, due 3/09/2013                                          3,678,725
                                          2,000,000    Telcordia Technologies Inc. Term Loan,
                                                       due 9/15/2012                                                  1,963,126
                                          3,368,750    VUTEK Inc. Term Loan, due 6/25/2010                            3,377,172
                                                                                                                  -------------
                                                                                                                      9,019,023

Leisure - 1.9%                            4,458,609    24 Hour Fitness Worldwide Term Loan B,
                                                       due 7/01/2009                                                  4,472,542
                                          2,000,000    Wyndham International, Inc. First Lien Term Loan,
                                                       due 5/10/2011                                                  2,011,750
                                                                                                                  -------------
                                                                                                                      6,484,292

Manufacturing - 4.6%                      2,222,222    Communications & Power Industries, Inc. Term Loan,
                                                       due 7/23/2010                                                  2,247,222
                                          1,875,000    High Voltage Engineering Corp. Term Loan A,
                                                       due 7/31/2006                                                  1,865,625
                                          2,000,000    Invensys International Holdings Ltd. Second Lien
                                                       Term Loan, due 12/04/2009                                      2,022,500
                                            568,784    Itron, Inc. Tranche C Term Loan, due 12/17/2010                  571,628
                                          3,066,771    Mueller Group, Inc. Initial Term Loan, due 4/23/2011           3,103,189
                                                       Sensus Metering Systems Inc. Term Loan:
                                          5,525,000        B-1, due 12/17/2010                                        5,580,250
                                            828,750        B-2, due 12/19/2010                                          837,037
                                                                                                                  -------------
                                                                                                                     16,227,451

Packaging - 4.3%                          6,066,778    Berry Plastics Corp. Term Loan, due 7/22/2010                  6,112,279
                                          2,992,500    Graham Packaging Co. LP Term Loan B,
                                                       due 10/07/2011                                                 3,023,173
                                          1,990,000    Intertape Polymer US Inc. Term Loan B, due 7/28/2011           2,022,337
                                                       Owens-Illinois Group Inc.:
                                          3,240,129        French Tranche C-1 Term Loan, due 4/01/2008                3,288,730
                                            525,619        Term Loan B-1, due 4/01/2008                                 534,489
                                                                                                                  -------------
                                                                                                                     14,981,008

Paper - 2.2%                              1,800,000    Boise Cascade Holdings, LLC Tranche B Term Loan,
                                                       due 10/28/2011                                                 1,819,499
                                                       SP Newsprint Co.:
                                            966,667        Tranche B Line of Credit, due 1/09/2010                      974,521
                                            474,583        Tranche B Term Loan, due 1/09/2010                           478,439
                                          1,006,071        Tranche B-1 Credit Linked Deposit, due 1/09/2010           1,014,245
                                            493,929        Tranche B-1 Term Loan, due 1/09/2010                         497,942
                                                       Smurfit Stone Container Corp.:
                                          2,288,382        Tranche B, due 11/01/2011                                  2,316,630
                                            704,118        Tranche C, due 11/01/2011                                    712,809
                                                                                                                  -------------
                                                                                                                      7,814,085

Retail - 1.0%                             1,750,000    American Reprographics Co., LLC Second Lien Term Loan,
                                                       due 12/18/2009                                                 1,841,875
                                          1,700,082    General Nutrition Centers, Inc. Tranche B Term Loan,
                                                       due 12/05/2009                                                 1,720,624
                                                                                                                  -------------
                                                                                                                      3,562,499

Service - 2.8%                                         Baker Tanks, Inc.:
                                            346,786        Tl Ci Pr, due 1/30/2011                                      350,687
                                          2,089,109        Term Loan, due 1/30/2011                                   2,112,612
                                          2,878,250    Buhrmann US, Inc. Term C-1 Facility, due 12/23/2010            2,915,129
                                          2,487,966    Coinstar, Inc. Term, due 7/07/2011                             2,525,286
                                                       United Rentals, Inc.:
                                          1,650,000        Term Loan, due 2/14/2011                                   1,673,461
                                            333,333        Tranche B, Credit-Linked Deposit, due 2/14/2011              338,229
                                                                                                                  -------------
                                                                                                                      9,915,404

Telecommunications - 2.1%                 2,178,000    Consolidated Communications, Inc. Term Loan C,
                                                       due 10/14/2011                                                 2,192,974
                                                       WilTel Communications, LLC:
                                          3,581,053        First Lien Term Loan, due 6/30/2011                        3,518,384
                                          1,800,000        Second Lien Term Loan, due 12/31/2010                      1,707,750
                                                                                                                  -------------
                                                                                                                      7,419,108

Utility - 11.5%                           1,571,429    AES Corp. Term Loan, due 4/30/2008                             1,584,589
                                          4,927,274    Calpine Corp. Second Lien Term Loan, due 7/16/2007             3,759,510
                                                       Calpine Generating Co. LLC:
                                          1,500,000        First Priority Term Loan, due 4/01/2009                    1,509,643
                                          2,500,000        Second Priority Term Loan, due 3/11/2010                   2,371,875
                                          4,700,000    Cogentrix Delaware Holdings, Inc. Term Loan,
                                                       due 4/15/2012                                                  4,722,912
                                          2,779,000    Dynegy Holdings, Inc. Term Loan, due 5/27/2010                 2,793,242
                                                       El Paso Corp.:
                                          1,425,000        Deposit Account, due 11/23/2009                            1,430,442
                                          2,356,000        Term Loan, due 11/23/2009                                  2,370,398
                                          5,000,000    KGen LLC Tranche A Term Loan, due 8/05/2011                    4,900,000
                                            452,226    Midwest Generation LLC Term Loan C, due 4/27/2011                458,048
                                                       NRG Energy:
                                            700,000        Credit Linked Deposit, due 12/24/2007                        705,687
                                            897,750        Term Loan, due 12/24/2011                                    905,044
                                          2,475,000    Quanta Services, Inc. Credit Linked Deposit,
                                                       due 6/19/2008                                                  2,502,844
                                          3,092,250    Reliant Energy, Inc. Term Loan, due 4/30/2010                  3,103,571
                                                       Texas Genco LLC:
                                          2,046,154        Delayed Draw Term Loan, due 12/14/2011                     2,064,698
                                          4,941,461        Initial Term Loan, due 12/14/2011                          4,986,246
                                                                                                                  -------------
                                                                                                                     40,168,749

Wireless Communications - 2.3%            2,320,625    Centennial Cellular Operating Co. Term Loan,
                                                       due 2/09/2011                                                  2,340,930
                                          5,758,987    SBA Senior Finance, Inc. Tranche C Term Loan,
                                                       due 10/31/2008                                                 5,809,379
                                                                                                                  -------------
                                                                                                                      8,150,309

                                                       Total Floating Rate Loan Interests
                                                       (Cost - $338,489,232) - 96.8%                                338,906,621



                                                       Corporate Bonds
Airlines - 0.6%                                        Delta Air Lines, Inc.:
                                          1,700,000        7.90% due 12/15/2009                                         637,500
                                          3,550,000        2.875% due 2/18/2024 (b)(e)                                1,317,938
                                                                                                                  -------------
                                                                                                                      1,955,438

Automotive - 0.3%                           250,000    Delco Remy International, Inc., 7.141%
                                                       due 4/15/2009 (c)                                                248,750
                                            700,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                  675,500
                                                                                                                  -------------
                                                                                                                        924,250

Broadcasting - 2.5%                       4,000,000    Granite Broadcasting Corp., 9.75% due 12/01/2010               3,660,000
                                          4,750,000    Paxson Communications Corp., 5.891%
                                                       due 1/15/2010 (b)(c)                                           4,750,000
                                            250,000    XM Satellite Radio, Inc., 8.71% due 5/01/2009 (c)                251,250
                                                                                                                  -------------
                                                                                                                      8,661,250

Cable - International - 1.0%                           NTL Cable Plc:
                                          3,000,000        8.141% due 10/15/2012 (c)                                  3,060,000
                                            375,000        8.75% due 4/15/2014                                          384,375
                                                                                                                  -------------
                                                                                                                      3,444,375

Cable - U.S. - 1.8%                         850,000    Inmarsat Finance Plc, 7.625% due 6/30/2012                       884,000
                                                       Intelsat Bermuda Ltd. (b):
                                            750,000        7.805% due 1/15/2012 (c)                                     761,250
                                            500,000        8.25% due 1/15/2013                                          508,750
                                            350,000    Mediacom Broadband LLC, 11% due 7/15/2013                        378,875
                                            250,000    New Skies Satellites, BV, 8.539% due 11/01/2011 (b)(c)           252,500
                                          3,000,000    Rainbow National Services LLC, 10.375%
                                                       due 9/01/2014 (b)                                              3,420,000
                                                                                                                  -------------
                                                                                                                      6,205,375

Chemicals - 2.8%                          1,950,000    Crompton Corp., 9.164% due 8/01/2010 (c)                       2,179,125
                                          2,186,000    GEO Specialty Chemicals, Inc., 11.593%
                                                       due 12/31/2009 (b)(e)                                          2,295,300
                                          5,000,000    PolyOne Corp., 10.625% due 5/15/2010                           5,412,500
                                                                                                                  -------------
                                                                                                                      9,886,925

Consumer -                                  250,000    Elizabeth Arden, Inc., 7.75% due 1/15/2014                       258,125
Non-Durables - 0.8%                       2,000,000    Playtex Products, Inc., 8% due 3/01/2011                       2,140,000
                                            350,000    Samsonite Corp., 8.875% due 6/01/2011                            367,500
                                                                                                                  -------------
                                                                                                                      2,765,625

Diversified Media - 0.1%                    250,000    CanWest Media, Inc., 8% due 9/15/2012 (b)                        260,000
                                            250,000    Universal City Florida Holding Co. I, 7.96%
                                                       due 5/01/2010 (c)                                                260,000
                                                                                                                  -------------
                                                                                                                        520,000

Energy - Exploration & Production - 0.1%    250,000    Belden & Blake Corp., 8.75% due 7/15/2012                        226,250

Energy - Other - 0.1%                       250,000    Aventine Renewable Energy Holdings, Inc., 9.01%
                                                       due 12/15/2011 (b)(c)                                            227,500

Food & Drug - 0.1%                          275,000    Duane Read Inc., 7.51% due 12/15/2010 (b)(c)                     264,000

Food & Tobacco - 1.3%                       250,000    AmeriQual Group LLC, 9% due 4/01/2012 (b)                        251,250
                                          3,000,000    Smithfield Foods, Inc., 7% due 8/01/2011                       3,142,500
                                          1,050,000    The Wornick Co., 10.875% due 7/15/2011                         1,050,000
                                                                                                                  -------------
                                                                                                                      4,443,750

Gaming - 3.0%                             5,000,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                 5,187,500
                                            250,000    Mohegan Tribal Gaming Authority, 7.125%
                                                       due 8/15/2014                                                    255,313
                                            325,000    River Rock Entertainment Authority, 9.75%
                                                       due 11/01/2011                                                   356,281
                                                       Station Casinos, Inc.:
                                          4,000,000        6% due 4/01/2012                                           4,010,000
                                            775,000        6.50% due 2/01/2014                                          784,688
                                                                                                                  -------------
                                                                                                                     10,593,782

Health Care - 0.2%                          575,000    U.S. Oncology, Inc., 9% due 8/15/2012                            615,250

Housing - 0.1%                              450,000    Nortek, Inc. 8.50% due 9/01/2014                                 402,750

Hybrid - 1.4%                             4,885,000    Dow Jones CDX.NA.HY.3 Trust 3 December 2009,
                                                       8% due 12/29/2009 (b)                                          4,903,319

Information Technology - 1.9%             2,050,000    Freescale Semiconductor, Inc., 5.891% due 7/15/2009 (c)        2,121,750
                                          4,625,000    MagnaChip SemiConductor SA, 6.26%
                                                       due 12/15/2011 (b)(c)                                          4,301,250
                                            300,000    Telcordia Technologies Inc., 10% due 3/15/2013 (b)               262,500
                                                                                                                  -------------
                                                                                                                      6,685,500

Leisure - 1.8%                            5,400,000    Felcor Lodging LP, 7.78% due 6/01/2011 (c)                     5,548,500
                                          1,000,000    True Temper Sports, Inc., 8.375% due 9/15/2011                   905,000
                                                                                                                  -------------
                                                                                                                      6,453,500

Manufacturing - 1.6%                        250,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (b)             240,000
                                          2,500,000    Case New Holland, Inc., 6% due 6/01/2009 (b)                   2,375,000
                                            325,000    ERICO International Corp., 8.875% due 3/01/2012                  332,234
                                          2,900,000    Invensys Plc, 9.875% due 3/15/2011 (b)                         2,733,250
                                                                                                                  -------------
                                                                                                                      5,680,484

Metal - Other - 0.2%                        700,000    Novelis, Inc., 7.25% due 2/15/2015 (b)                           686,000

Packaging - 0.7%                          1,550,000    Consolidated Container Co. LLC, 10.75%
                                                       due 6/15/2009 (a)                                              1,209,000
                                            250,000    Constar International, Inc., 6.643%
                                                       due 2/15/2012 (b)(c)                                             236,250
                                            600,000    Tekni-Plex, Inc., 8.75% due 11/15/2013 (b)                       516,000
                                            725,000    Wise Metals Group LLC,10.25% due 5/15/2012                       598,125
                                                                                                                  -------------
                                                                                                                      2,559,375

Paper - 2.1%                              2,650,000    Abitibi-Consolidated, Inc., 6.51% due 6/15/2011 (c)            2,570,500
                                            700,000    Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (c)              700,000
                                            250,000    Boise Cascade LLC, 6.016% due 10/15/2012 (b)(c)                  250,000
                                            925,000    NewPage Corp., 9.46% due 5/01/2012 (b)(c)                        906,500
                                          2,912,000    Western Forest Products, Inc., 15%
                                                       due 7/28/2009 (b)(d)                                           2,983,392
                                                                                                                  -------------
                                                                                                                      7,410,392

Retail - 0.4%                             1,300,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                    1,264,250

Service - 2.0%                            3,375,000    Allied Waste North America, Inc. Series B, 7.375%
                                                       due 4/15/2004                                                  3,105,000
                                          2,000,000    Sunstate Equipment Co. LLC,10.50% due 4/01/2013 (b)            2,010,000
                                          2,000,000    United Rentals North America, Inc., 7.75%
                                                       due 11/15/2013                                                 1,980,000
                                                                                                                  -------------
                                                                                                                      7,095,000

Steel - 2.4%                              3,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)               3,195,000
                                          5,000,000    Ispat Inland ULC, 9.85% due 4/01/2010 (c)                      5,325,000
                                                                                                                  -------------
                                                                                                                      8,520,000

Telecommunications - 4.3%                 6,000,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                    5,940,000
                                          3,700,000    Qwest Communications International Inc., 6.768%
                                                       due 2/15/2009 (b)(c)                                           3,653,750
                                          2,000,000    Terremark Worldwide Inc, 9% due 6/15/2009 (e)                  1,860,000
                                          3,500,000    Time Warner Telecom Holdings, Inc., 7.268%
                                                       due 2/15/2011 (c)                                              3,552,500
                                                                                                                  -------------
                                                                                                                     15,006,250

Transportation - 1.5%                     5,000,000    Grupo Transportacion Ferroviaria Mexicana SA DE
                                                       C.V., 9.375% due 5/01/2012 (b)                                 5,175,000

Utility - 2.2%                            2,000,000    Aquila, Inc., 7.625% due 11/15/2009                            2,010,000
                                          3,000,000    Calpine Canada Energy Finance Ulc, 8.50%
                                                       due 5/01/2008                                                  1,785,000
                                          3,000,000    Calpine Corp., 9.875% due 12/01/2011 (b)                       2,190,000
                                          1,675,000    Reliant Energy, Inc. 6.75% due 12/15/2014                      1,595,438
                                            250,000    Sierra Pacific Resources, 8.625% due 3/15/2014                   270,625
                                                                                                                  -------------
                                                                                                                      7,851,063

Wireless Communications - 1.6%                         Rogers Wireless Communications, Inc.:
                                          3,250,000        6.135% due 12/15/2010 (c)                                  3,388,125
                                          1,100,000        7.25% due 12/15/2012                                       1,177,000
                                            250,000        8% due 12/15/2012                                            265,938
                                            250,000    Rural Cellular Corp., 7.51% due 3/15/2010 (c)                    253,125
                                            350,000    SBA Communications Corp., 8.50% due 12/01/2012 (b)               371,000
                                            250,000    SBA Telecommunications, Inc., 9.75% due 12/15/2011 (a)           218,750
                                                                                                                  -------------
                                                                                                                      5,673,938

                                                       Total Corporate Bonds
                                                       (Cost - $136,213,280) - 38.9%                                136,100,591


                                              Shares
                                                Held   Common Stocks
Chemicals - 0.1%                             13,117    GEO Specialty Chemicals, Inc. (b)(f)                             196,755

Energy - Other - 0.8%                       160,000    Trico Marine Services, Inc. (f)                                2,912,000

Paper - 0.1%                                 84,448    Western Forest Products, Inc. (f)                                380,442

                                                       Total Common Stocks (Cost - $3,575,482) - 1.0%                 3,489,197


                                          Beneficial
                                            Interest   Short-Term Securities
                                      $   4,889,396    Merrill Lynch Liquidity Series, LLC
                                                       Cash Sweep Series I (g)                                        4,889,396

                                                       Total Short-Term Securities
                                                       (Cost - $4,889,396) - 1.4%                                     4,889,396


                                                       Total Investments (Cost - $483,167,390***) - 138.1%          483,385,805
                                                       Liabilities in Excess of Other Assets - (38.1%)            (133,475,786)
                                                                                                                  -------------
                                                       Net Assets - 100.0%                                        $ 349,910,019
                                                                                                                  =============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate),
    (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

*** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     483,185,215
                                                      =================
    Gross unrealized appreciation                     $       6,875,999
    Gross unrealized depreciation                           (6,675,409)
                                                      -----------------
    Net unrealized appreciation                       $         200,590
                                                      =================

(a) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the
    Securities Act of 1933.

(c) Floating rate note.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e) Convertible security.

(f) Non-income producing security.

(g) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                            Net                Interest
    Affiliate                             Activity              Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I            $ (1,465,174)         $   32,186


    Swap contracts outstanding as of May 31, 2005 were as follows:

                                          Notional            Unrealized
                                           Amount            Depreciation

    Sold credit default protection on
    General Motors Corp. and receive
    4.4%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2007                   $  3,000,000        $  (57,912)


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund, Inc


Date: July 15, 2005